Summary of Significant Accounting Policies - Concentration of Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Bank deposit accounts	$ 30.9	$ 40.0